Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Summary of Significant Accounting Policies [Abstract]
Schedule of the impact of the change in accounting principle on the Company's consolidated financial statements
	December 31, 2014
	As previously reported	Adoption of new accounting principle (1)	Correction Adjustment	As Revised
Balance Sheet
Investment in affiliates	151,966	—	18,641	170,607
Investment in available-for-sale securities	15,099	—	(15,099)	—
Total non-current assets	1,626,274	(22,330)	3.542	1,607,486
Total assets	1,715,802	(22,330)	3.542	1,697,014
Other comprehensive loss	(3,542)	—	3,542	—
Total stockholders' equity	487,251	—	3,542	490,793
Total liabilities and stockholders' equity	1,715,802	(22,330)	3,542	1,697,014

Statement of Operations/ Statement of Comprehensive Income (2)
Unrealized holding loss on investments in available-for-sale-securities	(3,542)	—	3,542	—
Other comprehensive loss	(3,542)	—	3,542	—
Total comprehensive income (2)	9,505	—	3,542	13,047

Navios Maritime Acquisition Corporation and Subsidiaries

Navios Maritime Acquisition Corporation and Subsidiaries:	Nature	Country of Incorporation	2015	2014	2013
Company Name
Aegean Sea Maritime Holdings Inc.	Sub-Holding Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Amorgos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Andros Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Antikithira Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Antiparos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Amindra Navigation Co.	Sub-Holding Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Crete Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Folegandros Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Ikaria Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Ios Shipping Corporation	Vessel-Owning Company	Cayman Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Kithira Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Kos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Mytilene Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Maritime Acquisition Corporation	Holding Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Acquisition Finance (U.S.) Inc.	Co-Issuer	Delaware	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Rhodes Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Serifos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Shinyo Dream Limited	Vessel-Owning Company(3)	Hong Kong	1/1 - 6/17	1/1 - 12/31	1/1 - 12/31
Shinyo Kannika Limited	Vessel-Owning Company(3)	Hong Kong	—	1/1 - 11/17	1/1 - 12/31
Shinyo Kieran Limited	Vessel-Owning Company(3)	British Virgin Is	—	1/1 - 11/17	1/1 - 12/31
Shinyo Loyalty Limited	Vessel-Owning Company(1)	Hong Kong	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Shinyo Navigator Limited	Vessel-Owning Company(2)	Hong Kong	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Shinyo Ocean Limited	Vessel-Owning Company(3)	Hong Kong	—	1/1 - 11/17	1/1 - 12/31
Shinyo Saowalak Limited	Vessel-Owning Company(3)	British Virgin Is.	—	1/1 - 11/17	1/1 - 12/31
Sifnos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Skiathos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Skopelos Shipping Corporation	Vessel-Owning Company	Cayman Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Syros Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Thera Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Tinos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Oinousses Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Psara Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Antipsara Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Samothrace Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	3/19 - 12/31
Thasos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	3/19 - 12/31
Limnos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	3/19 - 12/31
Skyros Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	3/19 - 12/31
Alonnisos Shipping Corporation	Vessel-Owning Company(4)	Marshall Is.	1/1 - 12/31	1/1 - 12/31	3/19 - 12/31
Makronisos Shipping Corporation	Vessel-Owning Company(4)	Marshall Is.	1/1 - 12/31	1/1 - 12/31	3/19 - 12/31
Iraklia Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	4/2 - 12/31
Paxos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	4/25 - 12/31
Antipaxos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	4/25 - 12/31
Donoussa Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	6/28 - 12/31
Schinousa Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	6/28 - 12/31
Navios Acquisition Europe Finance Inc	Sub-Holding Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	6/4 - 12/31
Sikinos Shipping Corporation	Vessel-Owning Company(3)	Marshall Is.	1/1 - 6/17	1/1 - 12/31	7/3 - 12/31
Kerkyra Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	11/8 - 12/31
Lefkada Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	11/8 - 12/31
Zakynthos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	11/8 - 12/31
Leros Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	4/4 - 12/31	—
Kimolos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	4/29 - 12/31	—
Samos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	9/15 - 12/31	—
Tilos Shipping Corporation	Vessel-Owning Company	Marshall Is.	10/9-12/31	—	—
Delos Shipping Corporation	Vessel-Owning Company	Marshall Is.	10/9-12/31	—	—
Navios Maritime Midstream Partners GP LLC	Holding Company	Marshall Is.	1/1 - 12/31	10/13 - 12/31	—

(1	)Former vessel-owner of the Shinyo Splendor which was sold to an unaffiliated third party on May 6, 2014.
(2	)Former vessel-owner of the Shinyo Navigator which was sold to an unaffiliated third party on December 6, 2013.
(3	)Navios Midstream acquired all of the outstanding shares of capital stock of the vessel-owning subsidiary.
(4	)Each company had the rights over a shipbuilding contract of an MR2 product tanker vessel. In February 2015, these shipbuilding contracts were terminated, with no exposure to Navios Acquisition, due to the shipyard's inability to issue a refund guarantee.